Description of Plan - Employer Contributions (Details) - EBP 001	12 Months Ended
Dec. 31, 2025
1st match
Description of Plan
Employer contribution, matching percentage	100.00%
Employer contribution, matching percentage of eligible compensation	1.00%
2nd match
Description of Plan
Employer contribution, matching percentage	50.00%
Employer contribution, matching percentage of eligible compensation	6.00%
Non-represented management employees
Description of Plan
Participant Contribution, Automatic, Deferral Rate	6.00%
Local 2006
Description of Plan
Participant Contribution, Automatic, Deferral Rate	7.00%
Local 2150
Description of Plan
Participant Contribution, Automatic, Deferral Rate	7.00%